Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Cash flows from operating activities:
Net loss	$ (32,196)	$ (20,298)	$ (94,851)	$ (47,643)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,740	1,707	4,996	4,242
Amortization of operating right-of-use assets			957	662
Stock-based compensation			11,616	2,759
Amortization of debt issuance costs			0	10
Interest accretion on long-term debt			986	576
Change in fair value of financial instruments			10,566	785
Other non-cash adjustments, net			2,669	(163)
Change in operating assets and liabilities:
Accounts receivable			3,919	(345)
Materials and supplies			4,230	(5,748)
Prepaid expenses and other current assets			(5,039)	(1,799)
Accounts payable			1,773	1,050
Accrued expenses and other current liabilities			6,303	2,090
Deferred revenue			(187)	516
Deferred grant income			1,043	663
Operating lease liabilities			(402)	(766)
Long-term deposits			(465)	0
Net cash used in operating activities			(51,886)	(43,111)
Cash flows from financing activities:
Proceeds from reverse recapitalization and Private Investment in Public Equity ("PIPE") transaction, net of transaction costs			263,599	0
Proceeds from the issuance of common shares from synthetic at-the-market facility			67,154	0
Proceeds from exercise of stock options			3,777	89
Proceeds from long-term debt			3,309	8,709
Net cash provided by financing activities			337,839	8,798
Cash flows from investing activities:
Purchase of property and equipment, including equipment deposits			(14,752)	(5,539)
Purchase of intangible assets			(1,198)	(2,049)
Net cash used in investing activities			(15,950)	(7,588)
Effects of foreign exchange rates on cash and cash equivalents			306	388
Increase (decrease) in cash and cash equivalents			270,309	(41,513)
Cash and cash equivalents, beginning of period			16,164	77,619	$ 77,619
Cash and cash equivalents, end of period	286,473	36,106	286,473	36,106	$ 16,164
Supplemental disclosure of non-cash investing and financing activities:
Right-of-use assets acquired through operating leases	801	0	19,920	0
Capitalized stock-based compensation	$ 109	$ 49	220	150
Purchases of property and equipment and intangible assets included in accounts payable			4,539	27
Conversion of earn-out shares to equity			17,761	0
Conversion of Old Xanadu convertible preferred shares to Class A Multiple Voting Shares			213,002	0
Reclassification of warrant liabilities to additional paid-in capital			2,769	0
Reclassification of additional paid-in capital to share capital upon cashless exercise of warrants			2,838	0
Recognition of earn-out share liability at closing of Reverse Recapitalization			$ 9,997	$ 0